Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	6.68%	8.09%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	13.11%	4.36%	6.65%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.49%	2.00%	4.73%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.09%	2.44%	4.58%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	17.42%	4.65%	6.57%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	19.62%	5.74%	7.50%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	18.91%	5.10%	6.85%